Interest-bearing deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major classifications of interest-bearing deposits [Abstract]
NOW	$ 71,663,157	$ 63,986,093	$ 59,410,096
Money market	53,087,483	49,398,754	43,030,285
Savings	56,743,398	51,454,152	48,417,028
Time deposits of $100,000 or more	36,051,044	38,048,786	43,913,536
Time deposits of less than $100,000	46,312,912	50,032,394	55,243,123
Deposits, Total	263,857,994	252,920,179	250,014,068
Maturity distribution of time deposits [Abstract]
Three months or less	28,969,146	21,099,133
Over three through twelve months	38,534,236	52,479,516
Over one through two years	14,860,574	14,502,531
Time Deposits, Total	$ 82,363,956	$ 88,081,180